Commitments and Contingencies	9 Months Ended	12 Months Ended
	Jan. 31, 2015	Apr. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Note 6. Commitments and Contingencies

Operating Leases

As of January 31, 2015, we lease the following facilities under non-cancelable operating lease agreements:

⋅
One University Plaza, Suite 307, Hackensack, New Jersey 07601, which, since November 2011, serves as the Company’s corporate headquarters. The lease expires in November 2016. The Company recognized $64 and $53 of rental costs relative to this lease for the nine months ended January 31, 2015 and 2014, respectively.

⋅
855 North Wolfe Street, Suite 619, Baltimore, Maryland 21205, which consists of laboratories and office space where the Company conducts operations related to its primary service offerings.  This lease expires June 2016.  The Company recognized $65 and $64 of rental costs relative to this lease for nine months ended January 31, 2015 and 2014, respectively.

⋅
17 Hatidhar Street, Ra’anana, Israel, which served as office headquarters for Champions Oncology, Israel. This lease expired in July 2013 and was not renewed. The Company recognized nil and $6 of rental costs relative to this lease for the nine months ended January 31, 2015 and 2014, respectively.

⋅
57 Mohamed Sultan Road, Singapore, which serves as office headquarters for Champions Oncology, Singapore. The lease expired in January 2015. The Company has not renewed this lease. We incurred $4 of rental expense for both the nine months ended January 31, 2015 and 2014, respectively.

⋅
450 East 29th Street, New York, New York, 10016, which is a laboratory at which we implant tumors. We incurred $35 of rental expense for the nine months ended January 31, 2015. The lease began in March 2014. The lease expires in September 2015 and can be renewed by the Company for subsequent one year terms.

Legal Matters

The Company is not currently party to any legal matters to its knowledge. The Company is not aware of any other matters that would have a material impact on the Company’s financial position or results of operations.

Registration Payment Arrangements

The Company has entered into an Amended and Restated Registration Rights Agreement in connection with the April 2011 Private Placement and January 2013 Private Placement and is discussed more fully in Note 4. This Amended and Restated Registration Rights Agreement contains provisions that may call for the Company to pay penalties in certain circumstances. This registration payment arrangement primarily relates to the Company’s ability to file a registration statement within a particular time period, have a registration statement declared effective within a particular time period and to maintain the effectiveness of the registration statement for a particular time period. The Company does not believe it is probable that penalty payments will be made for the Amended and Restated Registration Rights Agreement discussed in Note 4 and, accordingly, has not accrued for such potential penalties as of January 31, 2015 and April 30, 2014.

Note 5. Commitments and Contingencies

Operating Leases

As of April 30, 2014, we lease the following facilities under non-cancelable operating lease agreements:

•          One University Plaza, Suite 307, Hackensack, New Jersey 07601, which, since November 2011, serves as the Company’s corporate headquarters. The lease expires in November 2016. The Company recognized $75,000 and $69,000 of rental costs relative to this lease for fiscal 2014 and 2013, respectively.

•          855 North Wolfe Street, Suite 619, Baltimore, Maryland 21205, which consists of laboratories and office space where the Company conducts operations related to its primary service offerings.  This lease expired in June 2014. The Company is currently in the process of renewing the lease. The Company recognized $85,000 and $90,000 of rental costs relative to this lease for fiscal 2014 and 2013, respectively.

•          17 Hatidhar Street, Ra’anana, Israel, which serves as office headquarters for Champions Oncology, Israel. The Company recognized $6,000 and $28,000 of rental costs relative to this lease for fiscal 2014 and 2013, respectively. Following the expiration of this lease, the Company utilizes office space on a limited basis from one of its stockholders. The fair value of rental costs associated with the new office space is immaterial.

•          57 Mohamed Sultan Road, Singapore, which serves as office headquarters for Champions Oncology, Singapore. The lease was renewed for one year and expires in January 2015. We incurred $5,000 and $2,000 of rental expense relative to this lease for fiscal 2014 and 2013, respectively

•          450 East 29th Street, New York, New York, 10016, which is a laboratory at which we implant tumors.  We incurred no material costs relative to this lease in 2014 as the lease began in March 2014. The lease expires in September 2014 and can be renewed by the Company for subsequent one year terms.

Future minimum lease payments due each fiscal year are as follows (in thousands):

2015	$102,826
2016	85,185
2017	49,691

Total	$237,702

Legal Matters

The Company is not currently party to any legal matters to its knowledge. The Company is not aware of any other matters that would have a material impact on the Company’s financial position or results of operations.

Registration Payment Arrangements

The Company has entered into an Amended and Restated Registration Rights Agreement in connection with the April 2011 Private Placement and January 2013 Private Placement and is discussed more fully in Note 7 below. This Amended and Restated Registration Rights Agreement contains provisions that may call for the Company to pay penalties in certain circumstances. This registration payment arrangement primarily relates to the Company’s ability to file a registration statement within a particular time period, have a registration statement declared effective within a particular time period and to maintain the effectiveness of the registration statement for a particular time period. The Company does not believe it is probable that penalty payments will be made for the Amended and Restated Registration Rights Agreement discussed in Note 7 and, accordingly, has not accrued for such potential penalties as of April 30, 2014 and 2013.